Related Party Transactions (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 01, 2022 CNY (¥)	Dec. 03, 2021 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	[1]	May 17, 2023 $ / shares	Apr. 30, 2023
Related Party Transactions (Details) [Line Items]
Price per share | ¥ / shares		¥ 4
Due from related parties	¥ 1,000		$ 40,854	[1]
Annual interest rate, percentage			1.00%					1.00%
Per Share | (per share)		¥ 4					$ 10
Due from related parties		¥ 282,000,000
Transfer balance		¥ 282,000,000
Shengda Group [Member]
Related Party Transactions (Details) [Line Items]
Interest percentage		55.09%
Annual interest rate, percentage								1.00%
Shengda Group [Member]
Related Party Transactions (Details) [Line Items]
Total equity amount	¥ 1
Shanghai Feiyou [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties		¥ 282,000,000
Shengda Group [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties		¥ 282,000,000

[1]

On December 3, 2021, Shengda Group transfered all of its equity interest, which was 55.09% as of the transfer date, of SUNCAR Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Feiyou is liable to Shengda Group RMB282 million for the transfer of SUNCAR Online, which is eliminated in the consolidated financial statements as an intercompany balance as of December 31, 2021. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was not eliminated on the consolidated level but presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye, the Group’s Chairman of the Board of Directors to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.

In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025 (See Note 21).